Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,989,276)	$ (3,939,961)
Adjustments to reconcile net loss to net cash from operating activities:
Accretion on asset retirement obligations	36,792	31,976
Depletion and depreciation	82,215	154,834
Foreign exchange loss (gain)	(133)
Amortization of debt discount	430,834
Loss on debt extinguishment	495,051
Change in fair value of warrant liability		(22,570)
Gain on settlement of warrant liability		(930)
Loss on settlement of asset retirement obligations		66,067
Share-based payments		318
Loss on settlement of lease liability	38,825
Gain on settlement of trade payables	(185,119)
Write-off of property and equipment	62,046
Changes in operating assets and liabilities:
Trade and other receivables	33,509	58,773
Prepaid expenses and deposits	(19,213)	190,038
Trade and other payables	778,989	1,157,736
Right of use asset and lease liability	(50,438)	7,503
Net cash used in operating activities	(2,285,918)	(2,296,216)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures on property	(3,227)	(1,445,021)
Reclamation deposit redemption	70,000
Net cash provided by (used in) investing activities	66,773	(1,445,021)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from debenture financing	1,365,000
Proceeds from debt financing subscriptions received	2,250,000
Proceeds from exercise of warrants		781,953
Share issuance costs		(136,623)
Convertible debenture repayment to related party		(38,291)
Loan payable proceeds	45,000
Loan repayment	(10,000)	(83,561)
Net cash provided by financing activities	3,650,000	523,478
Change in cash during the year	1,430,855	(3,217,759)
Cash, beginning of the year	82,736	3,300,495
Cash, end of the year	1,513,591	82,736
Supplemental cash flow disclosures:
Interest paid	2,272	4,259
Taxes paid
Supplemental disclosures of non-cash investing and financing activities:
Share purchase warrants issued in connection with debt issuance	431,666
Share purchase warrants issued in connection with exercise of warrants		579,153
Trade and other payables related to property and equipment		1,299,929
Equipment transferred in settlement with former CEO	35,155
Loan payable issued for settlement		209,497
Changes in estimates of asset retirement obligations	$ (96,018)	$ 7,934